Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 8,461	€ 9,315
Additions	946	654
Deductions	(1,042)	(1,099)
Changes with effect to OCI	(351)	(69)
Currency translation differences	484	(247)
Change in scope of consolidation	193	348
Other changes	33	(441)
Deferred tax liability (asset) at end of year	8,724	8,461
Deferred tax assets before offsetting, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(13,909)	(14,960)
Additions	(1,862)	(2,161)
Deductions	2,176	2,565
Changes with effect to OCI	92	223
Currency translation differences	(384)	213
Change in scope of consolidation	156	(183)
Other changes	(385)	394
Deferred tax liability (asset) at end of year	(14,116)	(13,909)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	5,668	6,170
Additions	457	639
Deductions	(1,663)	(861)
Currency translation differences	121	(68)
Change in scope of consolidation	(168)	13
Other changes	236	(225)
Deferred tax liability (asset) at end of year	4,651	5,668
Deferred tax assets before offsetting net of accumulated write-down provisions
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(8,241)	(8,790)
Additions	(1,405)	(1,522)
Deductions	513	1,704
Changes with effect to OCI	92	223
Currency translation differences	(263)	145
Change in scope of consolidation	(12)	(170)
Other changes	(149)	169
Deferred tax liability (asset) at end of year	€ (9,465)	€ (8,241)